COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Rental Commitments Under Operating Leases
December 31,

2016	$1,240
2017	1,314
2018	971
2019	739
2020 and after	793

$5,057